STOCKHOLDERS' EQUITY - Preferred stock other information (Details) $ / shares in Units, $ in Millions			12 Months Ended
	May 16, 2019 $ / shares	Nov. 05, 2018	Dec. 31, 2018 USD ($) Vote $ / shares	Feb. 28, 2019 $ / shares	Nov. 30, 2018 $ / shares	Jan. 31, 2017 $ / shares
Preferred Stock
Number of votes for each share of common stock into which temporary equity could be converted | Vote			1
Threshold debt obligations | $			$ 2.0
Conversion ratio (as a percent)			1.00%
Minimum proceeds from conversion of preferred stock if converted | $			$ 30.0
Series A Convertible Preferred Stock
Preferred Stock
Original issue price (in dollars per share)			$ 2.26			$ 2.26
Stock conversion price (in dollars per share)	$ 2.26		$ 2.26
Series B Convertible Preferred Stock
Preferred Stock
Dividend multiple to be paid within twenty-four months following the original issue date		2
Dividend multiple to be paid thereafter following the original issue date		3	3
Original issue price (in dollars per share)			$ 7.49	$ 7.49	$ 7.49
Stock conversion price (in dollars per share)	$ 7.49		$ 7.49